PROPERTY AND EQUIPMENT, NET (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Property, Plant and Equipment [Line Items]
Property and equipment	$ 30,589	$ 31,066
Less: accumulated depreciation and amortization	(23,819)	(20,148)
Property and equipment, net	6,770	10,918
Depreciation and amortization expenses	4,662	5,455	$ 4,950
Capitalized software development costs			1,756
Amortization expense	3,056	3,607	$ 2,978
Computers and peripheral equipment [Member]
Property, Plant and Equipment [Line Items]
Property and equipment	6,776	7,212
Office furniture and equipment [Member]
Property, Plant and Equipment [Line Items]
Property and equipment	2,682	2,703
Leasehold Improvements [Member]
Property, Plant and Equipment [Line Items]
Property and equipment	8,658	8,678
Capitalized software [Member]
Property, Plant and Equipment [Line Items]
Property and equipment	12,473	12,473
Property and equipment, net	$ 1,392	$ 4,448